INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS [Abstract]
INVESTMENTS
5.	INVESTMENTS

Short-term Investments

Short-term investments of the Group comprised of a structured deposit investment. The Structured deposit was carried at fair value of RMB100,000 and RMB120,000 (US$18,444) as of December 31, 2016 and 2017, respectively.

Besides the increase in principal of Structured deposits of RMB20,000 (US$3,074) in 2017, there was no other change in fair value of the Structured deposits during the years ended December 31, 2016 and 2017.

Long-term Investments

Long-term investments consisted of the following:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$
Cost Method Investments
Private companies	45,156	47,214	7,256
Limited partnerships	19,137	22,290	3,426
Cost of cost method investments	64,293	69,504	10,682
Impairment loss on equity investment	(8,583)	(3,267)	(502)
Carrying amount of cost method investments	55,710	66,237	10,180

Equity Method Investments
Private company	5,500	-	-
Listed company	-	283,655	43,597
Limited partnership	20,796	27,331	4,201
Cost of equity method investments	26,296	310,986	47,798
Impairment loss on equity investment	-	(27,893)	(4,287)
Loss from equity method investment	(813)	(2,257)	(347)
Carrying amount of equity method investments	25,483	280,836	43,164

Available-for-sale investments
Available-for-sale investments	3,512	-	-
Change in fair value of available-for-sale investments	754	-	-
Carrying amount of available-for-sale investments	4,266	-	-
Total carrying amount of long-term investments	85,459	347,073	53,344

Cost method investments

Private companies

In January 2014, the Group acquired 20% of the share capital of Beijing Huanlelingdang Technology Co., Ltd. (“Huanlelingdang”), a non-listed company, at a cash consideration of RMB5,000. In March 2017, Huanlelingdang was subsequently disposed for a gain of RMB302 (US$46).

In April 2014, the Group acquired 19% of the share capital of Shenzhen Hewei Technology Co., Ltd. (“Hewei”), a non-listed company, for a cash consideration of RMB114. The Company has made a liquidation of Hewei in January 2017 with no consideration received.

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, for a cash consideration of US$2,000. In March 2016, the Group changed 10% of the share capital of Hzone Holding Company, a non-listed company to its VIEs Beijing Huizhong wealth investment management Co., Ltd.

In March 2015, the Group acquired 2% of the share capital of Big Stomach Limited, a non-listed company, for a cash consideration of US$500.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, for a cash consideration of US$1,373. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., for cash consideration of RMB13 and RMB477, respectively.

In June 2016, the Group acquired 0.84% of the share capital of Beijing Weisaishidai Sports Technology Co., Ltd, for a cash consideration of RMB10,000.

In November 2016, the Group acquired 2% of the share capital of Techelix Co., Ltd, a non-listed company, for a cash consideration of US$600.

In March 2017, the Group acquired 5% of the share capital of Cheerful Interactive Limited, a non-listed company, for a cash consideration of US$1,250.

All of these above-mentioned investments were classified as cost method investments as the Group does not have significant influence over these entities. For the year ended December 31, 2016, the Group recognized an impairment loss of RMB3,469 in Big Stomach Limited and an impairment loss of RMB114 in Hewei Technology Co., Ltd. There was no additional impairment recognized for the year ended December 31, 2017. Additionally, the Group determined that it is not practicable to estimate their fair values for disclosure purposes.

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase limited partnership interest in Danhua’s fund (the “Fund”) in the amount of US$1,000, which entitles the Group an aggregate equity interest of approximately 1.1% in the Fund. The Group fully funded the subscription to the Fund as of December 31, 2016. There is no unfunded commitment to the Fund as of December 31, 2017.

The Fund’s investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund’s investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to be in existence until November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase 3.49% limited partnership interest in Heimatuoxin for the total amount of RMB3,000. As of the end of December 2017, the Group received RMB707 dividend from Heimatuoxin.

Heimatuoxin’s investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin’s investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to be in existence until April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2016, the Group and Shanghai Jingyan Corporate Development Centre L.P. (“Jingyan”) entered into a subscription agreement, whereby the Group agreed to purchase 4.64% limited partnership interest in Jingyan for a total amount of RMB6,000. In September, 2017, the equity interest was diluted to 4.45% because of the joining of additional limited partners. As of December 31, 2017, the Group has invested a total of RMB4,020 in Jingyan.

Jingyan’s investments are focused in the consulting services of corporate management, business information, exhibition, media and telecommunications sectors. Jingyan is scheduled to be in existence until the fifth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In December 2016, the Group and zPark Capital II ,L.P. (“zPark”) entered into a subscription agreement, whereby the Group agreed to purchase 2% limited partnership interest in zpak for a total amount of US$1,000. In July 2017, the limited partnership interest was diluted to 1.78% due to the joining of additional limited partners. The Group paid the subscription in full to zPark in 2016, and there was no outstanding payment as of December 31, 2017.

zPark’s investment strategy is primarily to make venture capital investments, principally by investing in and holding equity and equity-oriented securities of privately held early-stage technology companies, with an emphasis on companies with a connection to China, Japan and other Asia markets. The general purposes of zPark are to buy, hold, sell and otherwise invest in Securities, whether readily marketable or not; to exercise all rights, powers, privileges and other incidents of ownership or possession with respect to Securities held or owned by zPark; to enter into, make and perform all contracts and other undertakings. zPark is scheduled to be in existence until the tenth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

Equity method investments

Private company

In April 2015, the Group acquired approximately 19% of the share capital of Shanxi Xibianyuan Technology Co., Ltd. (“Xibianyuan”), a non-listed company, for a cash consideration of RMB5,500. The company subsequently disposed Xibianyuan in June 2017 and recognized an investment gain of RMB608 (US$93) in the consolidated statements of comprehensive loss.

Publicly listed company

On June 6, 2017, the Company acquired from Melco LottVentures Holdings Limited an aggregate of 1,278,714,329 shares (the “Sale Shares”) of Loto Interactive Limited (“Loto  Interactive”, formerly known as MelcoLot Limited), a company listed on the Hong Kong Stock Exchange (Stock Code: 8198), representing approximately 40.65% of Loto Interactive’s existing issued share capital as of the acquisition date. The total consideration paid for the Sale Shares is approximately HK$322.2 million (US$41.3 million), equivalent to approximately HK$0.252 per Sale Share.

Loto Interactive is principally engaged in the provision of lottery-related technologies, systems and solutions to two state-run lottery operators in China, namely the China Welfare Lottery Issuance Centre and China Sports Lottery Administration Centre (“CSLA”). Loto Interactive is a distributor of high quality, versatile lottery terminals and parts for CSLA, which is the exclusive sports lottery operator in China. Loto Interactive provides game upgrading technology and system maintenance service for the rapid-draw game “Shi Shi Cai” in Chongqing Municipality. The Group’s proportionate share of Loto Interactive’s net loss recognized in the Statements of Comprehensive loss was RMB2,469 (US$379) during the year ended December 31, 2017.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase 9.9% limited partnership interest in Guangda Sports Culture’s fund for a total amount of RMB20,000, which was fully funded as of December 31, 2015.

Guangda Sports Culture’s investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture’s investments are focused in the sports sectors. Guangda Sports Culture is scheduled to be in existence until February 9, 2018, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.  The Group’s proportionate share of Guangda’s net income recognized in earnings was RMB341 (US$52) during the year ended December 31, 2017.

In Feb 2017, the Group and Sparkland Venture Capital Growth Fund L.P (“Sparkland”) entered into a subscription agreement, whereby the Group agreed to purchase 6.67% limited partnership interest in Sparkland’s fund for a total amount of US$1,000, which was fully funded as of December 31, 2017.

All of these above-mentioned investments were classified as equity method investments as the Group does have significant influence over the entities. For the year ended December 31, 2017, the Group recognized an impairment accounted RMB28,781 (US$4,424) of Loto Interactive and accounted a total amount of RMB2,128(US$327) net operating losses from these equity method investments.

Available-for-sale investments

In April 2016, the Group acquired 37,500 ADS of the share capital of Yintech Investment Holdings Limited (“Yintech”), a listed company on NASDAQ, for a cash consideration of US$506. In May 2017, the Group sold these ADS of Yintech for a loss of US$118.